INCOME TAX - Reconciliation of the federal income tax rate (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Income tax provision	7.20%	3.70%
CONCORD ACQUISITION CORP III
INCOME TAX
Statutory federal income tax rate			21.00%	21.00%
Transaction costs			0.00%	0.00%
Change in fair value of warrant liability and Sponsor Loans			(100.30%)	(17.70%)
Transaction costs allocated to warrants			12.80%	0.00%
Change in valuation allowance			(160.70%)	0.70%
Income tax provision			(227.20%)	4.00%